Subsequent events (Details Narrative) shares in Millions, $ in Millions, $ in Millions			1 Months Ended				12 Months Ended
	Sep. 02, 2025 ARS ($)	Jul. 11, 2025 USD ($)	Sep. 30, 2025	Sep. 17, 2025 ARS ($)	Aug. 29, 2025 USD ($)	Jul. 25, 2025	Jun. 30, 2025 ARS ($) shares	Jun. 30, 2024 ARS ($)	Jun. 30, 2023 ARS ($)	Mar. 31, 2025 ARS ($)	Nov. 15, 2024 ARS ($)	Oct. 23, 2024 ARS ($)	Jul. 18, 2024 ARS ($)
Statement [Line Items]
Aggregate principal amount										$ 300.0	$ 64.4	$ 67.3	$ 28.6
Profit for the year							$ 224,366.0	$ 148,839.0	$ 406,477.0
Sales of "Ramblas del Plata" lots - IRSA [Member]
Statement [Line Items]
Description of purchase agreement						IRSA signed an addendum to the purchase agreement dated January 27, 2025, which consisted of the substitution of one of the lots, with an additional cash payment of USD 3.5 million and the inclusion in the price of sellable square meters valued at USD 3.6 million. This transaction added USD 7.1 million, equivalent to ARS 8,953 million, to the original agreement, corresponding to 5,000 additional sellable square meters as a result of the substitution of the lot in question
Acquisition of the Al Oeste Shopping - IRSA [Member]
Statement [Line Items]
Description of acquired business				Al Oeste Shopping” has approximately 20,000 GLA sqm, including 40 stores, 6 food court units, 5 padel courts, 14 cinema theaters, and 1,075 parking spaces. In addition, it has an expansion potential of 12,000 GLA sqm
Purchase price				$ 9.0
Payment piad to date for acquisition				$ 4.5
Description of acquired current assets				With this acquisition, the Company’s shopping mall portfolio now includes 17 assets, 16 of which are operated by IRSA, totaling approximately 390,000 GLA sqm
CRESUD [Member]
Statement [Line Items]
Description of warrants exercise			certain warrant holders exercised their right to purchase additional shares. For this reason, USD 7.1 million, equivalent to ARS 9,638 million, were received, for converted warrants of 12,625,236 and a total of 17,769,882 common shares of the Company with a nominal value of ARS 1 were issued
Related Party Transaction - IRSA [Member]
Statement [Line Items]
Investment approved in cash					$ 12.0
IRSA [Member]
Statement [Line Items]
Description of warrants exercise			certain warrant holders exercised their right to purchase additional shares. For this reason, USD 3.1 million, equivalent to ARS 4,199 million, were received, for converted warrants of 7,110,930 and a total of 10,536,907 common shares of the Company with a nominal value of ARS 10 were issued
Series XLVI Notes [Member]
Statement [Line Items]
Description of interest payable		denominated in dollars for an amount of USD 43.7 million at a fixed rate of 8.0%, with semiannual interest. The principal will be repaid in one installment on the maturity date, July 11, 2028. The issue price was 100% of the face value
Aggregate principal amount		$ 43.7
Series XLIX Notes [Member]
Statement [Line Items]
Description of interest payable	denominated in dollars for an amount of USD 31.3 million, bearing interest at a fixed annual rate of 7.25%, payable semi-annually. The principal will be made in one installment, on the maturity date, September 2, 2027. The issue price was 100% of the nominal value
Aggregate principal amount	$ 31.3
General Ordinary and Extraordinary Shareholders IRSA[Member]
Statement [Line Items]
Profit for the year							195,678.0
Distribution Of Future Dividend							164,000.0
General Ordinary and Extraordinary Shareholders CRESUD[Member]
Statement [Line Items]
Profit for the year							75,608.0
Distribution Of Future Dividend							$ 88,500.0
Distribution of shares in consideration | shares							5.3